Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ (588)	$ 3,145
Items that may be reclassified to profit (loss)
Currency translation differences (net of taxes of $(26) and $40)	(312)	393
Change in fair value of debt securities (net of taxes of $nil and $nil)	1	0
Items that may be reclassified to profit	(311)	393
Items that will not be reclassified to profit (loss)
Change in fair value of marketable equity securities (net of taxes of $(1) and $1)	6	(9)
Remeasurements of retirement benefit plans (net of taxes of $(31) and $(2))	74	8
Items that will not be reclassified to profit	80	(1)
Total other comprehensive income (loss) for the year	(231)	392
Total comprehensive income (loss) for the year	(819)	3,537
Total other comprehensive income (loss) attributable to:
Shareholders of the company	(201)	382
Non-controlling interests	(30)	10
Total other comprehensive income (loss) for the year	(231)	392
Total comprehensive income (loss) attributable to:
Shareholders of the company	(806)	3,489
Non-controlling interests	(13)	48
Consolidated comprehensive income, net of tax	$ (819)	$ 3,537